CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 3,103,958	$ 445,856	¥ 2,228,117	¥ 1,282,562
Cost of revenues (including share-based compensation expenses of RMB1,152, RMB6,420 and RMB4,352 for the years ended December 31, 2017, 2018 and 2019, respectively)	1,629,447	234,055	1,242,889	794,342
Gross profit	1,474,511	211,801	985,228	488,220
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB3,058, RMB28,848 and RMB21,870 for the years ended December 31, 2017, 2018 and 2019, respectively)	1,083,795	155,677	848,088	444,927
General and administrative expenses (including share-based compensation expenses of RMB51,625, RMB339,689 and RMB204,218 for the years ended December 31, 2017, 2018 and 2019, respectively)	748,259	107,481	775,883	362,748
Total operating expenses	1,832,054	263,158	1,623,971	807,675
Operating loss	(357,543)	(51,357)	(638,743)	(319,455)
Interest expense	71,099	10,213	51,901	5,556
Interest income	25,542	3,669	2,826	549
Foreign exchange loss (gain)	(243)	(35)	7,621
Loss on changes in fair value of convertible notes, derivative liabilities and warrants	104,589	15,023	131,748	70,336
Loss on extinguishment of convertible notes	0	0	900	0
Loss before income taxes	(507,446)	(72,889)	(828,087)	(394,798)
Income tax expenses	12,188	1,751	5,322	2,436
Net loss	(519,634)	(74,640)	(833,409)	(397,234)
Less: Net income (loss) attributable to non-controlling interest	(1,101)	(158)	2	79
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (518,533)	$ (74,482)	¥ (833,411)	¥ (397,313)
Net loss per share attributable to ordinary shareholders of Puxin Limited
Basic and diluted | (per share)	¥ (3.03)	$ (0.44)	¥ (5.78)	¥ (3.98)
Weighted average shares used in calculating basic and diluted net loss per share	170,903,317	170,903,317	144,157,947	99,705,361